DEFERRED TAX - Disclosure of Deferred Taxes Calculated on Temporary Differences (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Intangible assets - deferred tax assets	$ 5,782	$ 6,481
Intangible assets - deferred tax liability	(3,584)	0
Trading losses and other allowances	$ 322	$ 547